Annual Total Returns - Fidelity Simplicity RMD 2010 Fund [BarChart] - 07.31 Fidelity Simplicity RMD Funds Retail Combo PRO-09 - Fidelity Simplicity RMD 2010 Fund - Fidelity Simplicity RMD 2010 Fund	Sep. 29, 2020
Bar Chart Table:
Annual Return 2010	12.52%
Annual Return 2011	(0.98%)
Annual Return 2012	11.97%
Annual Return 2013	16.08%
Annual Return 2014	5.81%
Annual Return 2015	(0.09%)
Annual Return 2016	6.97%
Annual Return 2017	11.02%
Annual Return 2018	(2.89%)
Annual Return 2019	12.76%